Fair Value (Tables)	12 Months Ended
Oct. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

A summary of the changes to the Company’s warrant liability, as measured at fair value on a recurring basis using significant unobservable inputs (Level 3), for the year ended October 31, 2015 is presented below:

Beginning balance - November 1, 2014	$-
Issuance of warrants	3,765
Change in fair value of warrant liability	1,548
Settlement of warrants	(5,313)
Ending balance - October 31, 2015	$-

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative warrant liability (from April 19, 2016 through October 31, 2016) (in thousands):

Warrants
Fair value - November 1, 2015	$-
Additions	318
Change in fair value	(248)
Fair value - October 31, 2016	$70

Schedule of Fair Value Assumptions Warrants

Assumptions used to determine the fair value of the warrants during the year ended October 31, 2015 were:

Market price of common stock	$3.54-$7.56
Expected warrant term	4.5-5.0 years
Risk-free rate	1.0% -1.7%
Expected volatility	80%
Dividend yield	0%
Probability of certain litigation costs at each of three pricing thresholds	0-33%
Probability of future down-round financing	0-50%
Stock price discount	0-41%